Non-current Provisions - Detailed Information About Non-current Provisions (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Noncurrent Provisions [line items]
Reclamation and Closure Cost Obligations	$ 660	$ 599	$ 622
Periods of anticipated cash flows expected to incur	The next 100 years, with the majority estimated to be incurred within the next 20 years.
Weighted average discount rate	4.28%	4.06%
Weighted average inflation rate assumption	2.11%	2.16%
Undiscounted value of reclamation and closure cost obligations	$ 1,961	$ 1,572
Operating segments [member]
Disclosure Of Detailed Information About Noncurrent Provisions [line items]
Reclamation and Closure Cost Obligations	660	599
Operating Mines [member]
Disclosure Of Detailed Information About Noncurrent Provisions [line items]
Reclamation and Closure Cost Obligations	387	355
Inactive And Closed Mines [member]
Disclosure Of Detailed Information About Noncurrent Provisions [line items]
Reclamation and Closure Cost Obligations	267	238
Development Projects [member]
Disclosure Of Detailed Information About Noncurrent Provisions [line items]
Reclamation and Closure Cost Obligations	$ 6	$ 6